Acquisitions and Other Business Activities (Schedule of Solid Concepts transaction) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 14, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Issuance of ordinary shares			$ 117,845	$ 453,217
Cash paid upon closing		$ 10,414	157,559	12,163
Total consideration paid for merger and acquisitions		$ 10,414	$ 338,179	$ 493,650
Solid Concepts Inc [Member]
Business Acquisition [Line Items]
Issuance of ordinary shares	$ 97,869
Cash paid upon closing	40,130
Holdback amount	3,839
Deferred payments	43,576
Total consideration paid for merger and acquisitions	$ 185,414